CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	59,823,730	59,823,730
Common stock, shares outstanding	59,522,910	59,561,899
Treasury stock, shares	300,820	261,831